SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Fair Value Disclosures [Abstract]
Loan and Transfer notes payable at December 31, 2023	$ 12,384
Change in fair value	453,338
Loan and Transfer notes payable at December 31, 2024	$ 465,722